Operating Leases - Components of lease expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease cost:
Amortization of right-of-use assets	$ 3,469	$ 4,100	$ 4,766
Interest of lease liabilities	295	354	692
Expenses for short-term lease within 12 months	81	76	1,168
Total lease cost	$ 3,845	$ 4,530	$ 6,626